Financial risk management objectives and policies - Reconciliation of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	$ 107.4	$ 94.7
Cash flows	(8.0)	12.4
Reclassification	0.0
Foreign exchange adjustments	(0.3)	(0.2)
Restricted cash	0.7
Other non-cash movements	0.6	0.5
Ending balance	100.4	107.4
Cash at bank and in hand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	(13.6)	(36.9)
Cash flows	6.5	21.4
Reclassification	(4.2)
Foreign exchange adjustments	(2.0)	1.9
Restricted cash	0.7
Other non-cash movements	0.0	0.0
Ending balance	(12.6)	(13.6)
Overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	0.0	0.0
Cash flows	0.0	0.0
Reclassification	4.2
Foreign exchange adjustments	0.0	0.0
Restricted cash	0.0
Other non-cash movements	0.0	0.0
Ending balance	4.2	0.0
Bank and other loans due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	0.0	0.0
Cash flows	0.0	0.0
Reclassification	14.9
Foreign exchange adjustments	0.0	0.0
Restricted cash	0.0
Other non-cash movements	0.1	0.0
Ending balance	15.0	0.0
Bank and other loans due after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	121.0	131.6
Cash flows	(14.5)	(9.0)
Reclassification	(14.9)
Foreign exchange adjustments	1.7	(2.1)
Restricted cash	0.0
Other non-cash movements	0.5	0.5
Ending balance	$ 93.8	$ 121.0